INCOME TAX - Income tax expense recognized in consolidated statements of comprehensive loss (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Income tax expense recognized in the consolidated statements of comprehensive loss
Current income tax expense-total	¥ 1,053,518		¥ 930,554
Deferred income tax expense	(2,495,332)	$ (382,426)
Income tax expense/(benefit)	(1,441,814)	$ (220,968)	930,554
PRC, excluding Hong Kong S.A.R.
Income tax expense recognized in the consolidated statements of comprehensive loss
Current income tax expense-total	(64,615)		112,473
Deferred income tax expense	(2,495,332)
Hong Kong S.A.R.
Income tax expense recognized in the consolidated statements of comprehensive loss
Current income tax expense-total	¥ 1,118,133		¥ 818,081